Financial risk management: Exchange rate risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial risk management:
Asset	$ 57,515,881	$ 56,181,821
Liability	(18,744,704)	(19,500,432)
Exchange rate risk
Financial risk management:
Asset	164,370	45,003
Liability	(4,853)	(3,149)
Net assets at period closing	$ 159,517	$ 41,854